Other Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current provisions	$ 405,069	$ 349,775
Non-current provisions	7,425,759	1,240,389
Litigation [member]
Other current provisions	405,069	349,775
Non-current provisions	488,562	950,920
Others [member]
Other current provisions	0	0
Non-current provisions	$ 6,937,197	$ 289,469